Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value, liability	$ (1,478,794)	$ (1,662,978)
Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value, liability	$ (64,138)
Minimum | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.40%
Maximum | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	2.11%
Weighted average | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.70%